Reinsurance assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reinsurance assets
26 Reinsurance assets

Assets arising from reinsurance contracts related to:	2022	2021
Life insurance general account	19,595	19,409
Non-life insurance	1,255	1,245
Investment contracts	334	338
At December 31	21,184	20,992

Current	8	16
Non-current	21,176	20,976
Amounts due from reinsurers in respect of claims already paid by the Group are included in note 28 Other assets and receivables.

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account
At January 1, 2022	19,409
Gross premium and deposits – existing and new business	1,635
Unwind of discount / interest credited	1,115
Insurance liabilities released	(3,562)
Fund charges released	(252)
Changes to valuation of expected future benefits	(138)
Net exchange differences	1,201
Transfer to/from insurance contracts	(2)
Transfers to disposal groups	(0)
Other movements	190
At December 31, 2022	19,595

At January 1, 2021	17,421
Gross premium and deposits – existing and new business	1,825
Unwind of discount / interest credited	828
Insurance liabilities released	(1,890)
Fund charges released	(83)
Changes to valuation of expected future benefits	(38)
Net exchange differences	1,342
Transfer to/from insurance contracts	2
Other movements	1
At December 31, 2021	19,409

Movements during the year in reinsurance assets relating to non-life insurance:	2022	2021
At January 1	1,245	1,144
Gross premium and deposits – existing and new business	125	129
Unwind of discount / interest credited	91	83
Insurance liabilities released	(130)	(113)
Changes in unearned premiums	(68)	(75)
Incurred related to current year	124	91
Incurred related to prior years	43	49
Release for claims settled current year	(35)	(29)
Release for claims settled prior years	(118)	(108)
Change in IBNR	(9)	1
Net exchange differences	78	84
Disposal of a business	(4)	-
Transfers to disposal groups	(78)	-
Other movements	(9)	(11)
At December 31	1,255	1,245

Assets arising from reinsurance contracts related to:	2022	2021
Normal course of business	7,582	7,809
Exit of a business	13,602	13,183
At December 31	21,184	20,992